Acquisitions - Additional Information (Detail) $ in Thousands, shares in Millions			3 Months Ended	12 Months Ended
	Oct. 05, 2020 USD ($)	May 31, 2020 shares	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Jan. 08, 2020 USD ($) shares	Oct. 08, 2019 USD ($) shares	Oct. 01, 2019 USD ($)
Increase of goodwill recognised from business acquisition
Increase of identifiable intangible assets recognised from business acquisition				$ 9,200
Increase of deferred tax liabilities recognised from business acquisition				2,800
Goodwill recognized					$ 86,560
Total consideration					160,987
Value of equity issued					48,881
Goodwill expected to deductible for tax purposes					0
Increase of goodwill recognised from business acquisition					13
Contingent consideration					20,346
Cash					18,774
Loan receivable settlement					14,953
Interest expense				39,493	7,875
Current Deferred Consideration Contingent Consideration and Other Payables				19,115	59,940
Market risk [member]
Increase of goodwill recognised from business acquisition
Mark to market loss of investments held				$ 200	2,800
Subordinate Voting Shares [Member]
Increase of goodwill recognised from business acquisition
Number of shares issued during the period acquisitions | shares				66.5
Wellbeings, LLC [Member]
Increase of goodwill recognised from business acquisition
Goodwill recognized	$ 200
Net liabiilities recognized	200
Loss on previous investment	500
Gain on reversel of expected credit loss	$ 300
Origin House [Member]
Increase of goodwill recognised from business acquisition
Goodwill recognized				$ 313,908
Total consideration				428,246		$ 428,200
Value of equity issued				396,575		396,600
Value of Replacement Awards Of Acquirer				31,671		$ 31,700
Increase Decrease In Contingent Consideration Liability				100
Pro forma Revenue				476,900
Pro forma Net loss				37,000
Contributed revenue				88,700
Contributed Net loss				30,700
Percnetage of Voting rights						100.00%
Contingent consideration				3,800
Origin House [Member] | FloraCal [Member]
Increase of goodwill recognised from business acquisition
Deferred cash consideration				1,500
Number of shares issued during the period acquisitions | shares		0.3
Value of shares issued during the period new issues				1,000
Origin House [Member] | Selling general and administrative expenses [Member]
Increase of goodwill recognised from business acquisition
Transaction costs			$ 5,500
Origin House [Member] | Replacement Awards [Member]
Increase of goodwill recognised from business acquisition
Number of instruments or interests issued | shares						5.7
Origin House [Member] | Replacement RSU [Member]
Increase of goodwill recognised from business acquisition
Number of instruments or interests issued | shares						3.4
Origin House [Member] | Deferred Share Awards [Member]
Increase of goodwill recognised from business acquisition
Number of instruments or interests issued | shares						1.6
Origin House [Member] | Replacement Options [Member]
Increase of goodwill recognised from business acquisition
Number of instruments or interests issued | shares						0.6
Post acquisition Compensation Expense				$ 51,000
Origin House [Member] | Subordinate Voting Shares [Member]
Increase of goodwill recognised from business acquisition
Number of instruments or interests issued | shares						66.5
Number of shares issued during the period acquisitions | shares				0.8
Value of shares issued during the period new issues				$ 2,200
Valley Agriceuticals, LLC [Member]
Increase of goodwill recognised from business acquisition
Goodwill recognized					81,877
Total consideration					129,574		$ 129,600
Value of equity issued					48,881		$ 49,000
Pro forma Revenue					129,800
Pro forma Net loss					68,900
Contributed revenue				800
Contributed Net loss				500
Percnetage of Voting rights							100.00%
Contingent consideration					20,346		$ 20,300
Cash					18,774		18,800
Deferred cash consideration							26,000
Loan receivable settlement					10,146		$ 10,100
Mark to market fair value gain				2,800
Current Deferred Consideration Contingent Consideration and Other Payables				19,100
Fair value of real estate property as collateral for certain deferred payment obligations				10,000
Increase decrease in cash flow due to incremental borrowing rate				200
Non Current Operating Cash Flows Consideration Fair ValueThrough Profit Or Loss				7,200
Valley Agriceuticals, LLC [Member] | New York [Member]
Increase of goodwill recognised from business acquisition
Ratio of vertically integrated cannabis business licenses Granted held							0.10%
Valley Agriceuticals, LLC [Member] | Selling general and administrative expenses [Member]
Increase of goodwill recognised from business acquisition
Transaction costs					2,000
Valley Agriceuticals, LLC [Member] | Subordinate Voting Shares [Member]
Increase of goodwill recognised from business acquisition
Deferred cash consideration				18,800
Present Value of cash Consideration				$ 300
Number of shares issued during the period acquisitions | shares				0.5
Value of shares issued during the period new issues				$ 1,300
Adjustment For Make Whole Liability				1,500
Make whole adjustment liability				0
Valley Agriceuticals, LLC [Member] | Proportionate Voting Shares [Member]
Increase of goodwill recognised from business acquisition
Number of instruments or interests issued | shares							8.7
Value of equity issued							$ 5,400
Valley Agriceuticals, LLC [Member] | Proportionate Voting Shares [Member] | Share purchase warrants [Member]
Increase of goodwill recognised from business acquisition
Number of instruments or interests issued | shares							2.0
Maximum payment of contingent consideration | shares							4.8
Hope Heal Health Inc [Member]
Increase of goodwill recognised from business acquisition
Goodwill recognized					4,683
Total consideration					31,413
Pro forma Revenue					129,600
Pro forma Net loss					68,300
Contributed revenue					2,000
Contributed Net loss					3,000
Transaction costs					600
Deferred cash consideration				27,500				$ 31,400
Loan receivable settlement					$ 4,807			4,800
Present Value of cash Consideration								$ 26,600
Interest expense				300
MedMar Inc.[Member]
Increase of goodwill recognised from business acquisition
Deferred cash consideration				1,500
MedMar contingent consideration liability for tax payments				2,000
MedMar Inc.[Member] | Market risk [member]
Increase of goodwill recognised from business acquisition
Mark to market loss of investments held				$ 73
MedMar Inc.[Member] | Subordinate Voting Shares [Member]
Increase of goodwill recognised from business acquisition
Number of shares issued during the period acquisitions | shares				0.1
Value of shares issued during the period new issues				$ 500
MedMar Inc.[Member] | Subordinate Voting Shares [Member] | Counterpartys Expected Tax Liability [Member]
Increase of goodwill recognised from business acquisition
Deferred cash consideration				$ 900
Number of shares issued during the period acquisitions | shares				0.1
Value of shares issued during the period new issues				$ 1,100
CubCity [Member]
Increase of goodwill recognised from business acquisition
Contingent consideration				$ 3,700